PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
PRC CONTRIBUTION PLAN
18.	PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits for the years ended December 31, 2009, 2010 and 2011 were US$852, US$1,607 and US$2,575, respectively.